BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of subsidiary

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp. (Formerly Grande West Transportation Group Inc.)	British Columbia	Parent Company	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar